Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities
Schedule of marketable securities

	As of December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Marketable Securities
Corporate Bonds	$4,473,033	$50,878	$(60,969)	$4,462,942
Certificates of Deposits	—	—	—	—
Total marketable securities	$4,473,033	$50,878	$(60,969)	$4,462,942